(LOSS) INCOME PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings (loss) per share

	For three months ended March 31,
	2022	2021
	$	$
Numerator:
Net (loss) income attributable to the Company	(805,720)	49,490

Denominator:
Weighted-average shares outstanding
- Basic	10,677,150	9,131,786
- Diluted	10,677,150	13,821,506

(Loss) income per share:
- Basic	(0.0755)	0.0054
- Diluted	(0.0755)	0.0036